Other receivables (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of other receivables	Other receivables consist of the following:
	As of December 31, 2024	As of December 31, 2023

Employee advance and others	$4,596	$1,711

Schedule of other receivables allowance for doubtful accounts

Movements of allowance for credit losses from other receivables are as follows:

	For the Year ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022

Beginning balance	$-	$-	$-
Addition	-	-	2,209,825
Write-off	-	-	(2,209,825)
Ending balance	$-	$-	$-